Financial instruments and risk management (Disclosure of detailed information about risk management contracts to manage commodity price risk) (Details) - Commodity price risk [Member]	12 Months Ended
Dec. 31, 2021 BTU / mi bbl gal MMBbls
Ethane [Member] | Swap [Member] | NGL-Mont Belvieu [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2023
Average Price	0.20
Remaining Notional Total Volumes | gal	4,044,242
Propane [Member] | Swap [Member] | NGL-Mont Belvieu [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2023
Average Price	0.52
Remaining Notional Total Volumes | gal	2,486,520
Natural Gas [Member] | Swap [Member] | NGL-Mont Belvieu [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2023
Average Price	0.95
Remaining Notional Total Volumes | gal	1,593,236
Isobutane [Member] | Swap [Member] | NGL-Mont Belvieu [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2023
Average Price	0.56
Remaining Notional Total Volumes | gal	520,281
Norbutane [Member] | Swap [Member] | NGL-Mont Belvieu [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2023
Average Price	0.57
Remaining Notional Total Volumes | gal	1,209,751
Natural Gas [Member] | Differential Swap [Member] | Henry Hub -Nymex vs East TX [Verbose]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2028
Average Price	0.07
Remaining Notional Total Volumes | MMBbls	2,494,923
Natural Gas [Member] | Swap [Member] | Henry Hub Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2028
Average Price	2.61
Remaining Notional Total Volumes | MMBbls	2,396,296
Crude Oil [Member] | Swap [Member] | WTI-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan 2022 - Dec 2028
Average Price	43.38
Remaining Notional Total Volumes | bbl	740,533
Crude Oil [Member] | Put [Member] | WTI-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan - Jun 2022
Average Price	40.00
Remaining Notional Total Volumes | bbl	700,000
Crude Oil [Member] | Short [Member] | WTI-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Jan - Nov 2022
Remaining Notional Total Volumes | bbl	84,000
Crude Oil [Member] | Bottom of range [Member] | Short [Member] | WTI-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average Price	68.78
Crude Oil [Member] | Top of range [Member] | Short [Member] | WTI-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average Price	77.42
Natural Gas [Member] | Short [Member] | Nat Gas-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Expiry	Feb - Oct 2022
Remaining Notional Total Volumes | MMBbls	390,000
Natural Gas [Member] | Bottom of range [Member] | Short [Member] | Nat Gas-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average Price	3.58
Natural Gas [Member] | Top of range [Member] | Short [Member] | Nat Gas-Nymex [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average Price	4.98